Cover	May 17, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 17, 2024
Entity Registrant Name	TITAN MACHINERY INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33866
Entity Tax Identification Number	45-0357838
Entity Address, Address Line One	644 East Beaton Drive
Entity Address, City or Town	West Fargo
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58078-2648
City Area Code	(701)
Local Phone Number	356-0130
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	TITN
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001409171
Amendment Flag	false